Earnings per share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings per share [Abstract]
Earnings per share
Diluted earnings per share for the three-month period ended March 31, 2022 have been calculated considering the potential issuance of 3,347,305 shares on the settlement of the Green Exchangeable Notes (Note 14) and the potential issuance of 1,167,185 shares to Algonquin under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13). Diluted earnings per share for the three-month period ended March 31, 2021 was calculated considering the potential issuance of 3,347,305 shares on the settlement of the Green Exchangeable Notes.

Item	For the three-month period ended March 31,
	2022	2021
	($ in thousands)
Loss attributable to Atlantica	(12,042)	(19,172)
Average number of ordinary shares outstanding (thousands) - basic	112,741	110,386
Average number of ordinary shares outstanding (thousands) - diluted	116,894	113,733
Earnings per share for the period (U.S. dollar per share) - basic	(0.11)	(0.17)
Earnings per share for the period (U.S. dollar per share) - diluted	(0.10)	(0.17)